Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 617	$ 743
Receivables, net	510	479
Assets held for sale	10	39
Inventories, net	715	618
Deferred tax assets	12	5
Other current assets	90	82
Total current assets	1,954	1,966
Non-current assets:
Investments in equity-accounted investees	45	37
Other non-current assets	128	144
Property, plant and equipment, net	1,070	1,063
Identified intangible assets, net	965	1,171
Goodwill	2,277	2,231
Total non-current assets	4,485	4,646
Total assets	6,439	6,612
Current liabilities:
Accounts payable	562	455
Liabilities held for sale		21
Restructuring liabilities-current	138	47
Accrued liabilities	489	474
Short-term debt	307	52
Total current liabilities	1,496	1,049
Non-current liabilities:
Long-term debt	3,185	3,747
Pension and postretirement benefits	269	218
Restructuring liabilities	32	52
Other non-current liabilities	173	189
Total non-current liabilities	3,659	4,206
Equity:
Non-controlling interests	235	212
Stockholders' equity:
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2011: 430,503,000 shares) Issued and fully paid: 251,751,500 shares (2011: 251,751,500 shares)	51	51
Capital in excess of par value	6,090	6,047
Treasury shares, at cost: 2,726,000 shares (2011: 3,915,144 shares)	(58)	(57)
Accumulated deficit	(5,334)	(5,219)
Accumulated other comprehensive income (loss)	300	323
Total Stockholders' equity	1,049	1,145
Total equity	1,284	1,357
Total liabilities and equity	$ 6,439	$ 6,612